Financial Instruments, Risk Management and Capital Management - Summary of Maturity Profile of the Groups Financial Liabilities Based on Contractual Undiscounted Payments (Detail) - RUB (₽)
₽ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Profile Of The Groups Financial Liabilities Based On Contractual Undiscounted Payments [Line Items]
Trade and other payables	₽ 95,186	₽ 89,994
Borrowings	116,566	74,644
Lease liabilities	122,341	57,701
Customer deposits and other financial liabilities gross undiscounted cash flows	6,144
Total financial liabilities	340,237	222,339
Within 1 year [member]
Disclosure Of Maturity Profile Of The Groups Financial Liabilities Based On Contractual Undiscounted Payments [Line Items]
Trade and other payables	94,781	89,322
Borrowings	55,582	12,328
Lease liabilities	18,699	11,794
Customer deposits and other financial liabilities gross undiscounted cash flows	6,144
Total financial liabilities	175,206	113,444
1 to 3 years [Member]
Disclosure Of Maturity Profile Of The Groups Financial Liabilities Based On Contractual Undiscounted Payments [Line Items]
Trade and other payables	122	328
Borrowings	2,850	3,217
Lease liabilities	34,557	20,500
Customer deposits and other financial liabilities gross undiscounted cash flows	0
Total financial liabilities	37,529	24,045
3 to 5 years [member]
Disclosure Of Maturity Profile Of The Groups Financial Liabilities Based On Contractual Undiscounted Payments [Line Items]
Trade and other payables	116	122
Borrowings	57,231	57,881
Lease liabilities	23,926	12,900
Customer deposits and other financial liabilities gross undiscounted cash flows	0
Total financial liabilities	81,273	70,903
> 5 years [member]
Disclosure Of Maturity Profile Of The Groups Financial Liabilities Based On Contractual Undiscounted Payments [Line Items]
Trade and other payables	167	222
Borrowings	903	1,218
Lease liabilities	45,159	12,507
Customer deposits and other financial liabilities gross undiscounted cash flows	0
Total financial liabilities	₽ 46,229	₽ 13,947